Description of Business, Organization, and Basis of Presentation (Details) - Schedule of assets and liabilities of the consolidated VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)
	Dec. 31, 2020	Dec. 31, 2019
Description of Business, Organization, and Basis of Presentation (Details) - Schedule of assets and liabilities of the consolidated VIEs [Line Items]
Cash and cash equivalents	¥ 1,038,176,909	¥ 1,075,146,003
Loans principal, interest and financing service fee receivables	8,852,118,199	10,096,892,280
Investment securities	1,612,974,725	865,685,426
Deferred tax assets		167
Other assets	1,008,676,130	538,987,372
Total assets	12,511,945,963	12,576,711,248
Interest-bearing borrowings	5,701,590,909	7,090,260,790
Income taxes payable	642,912	642,912
Other liabilities	2,178,875,062	1,592,662,264
Total liabilities	¥ 7,881,108,883	¥ 8,683,565,966